Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities
Net income	$ 43,284	$ 60,509
Add (deduct) items not affecting cash:
Finance costs	10,710	1,988
Depreciation, amortization and depletion	27,028	23,224
Share of loss in associates	2,188	1,846
Income tax expense	13,788	12,994
Loss (gain) on equity investments desgined as FVTPL	3,485	(7,732)
Loss on disposal of plant and equipment	210	293
Share-based compensation	6,096	4,307
Reclamation expenditures	(251)	(150)
Income taxes paid	(5,512)	(14,347)
Interest paid	(72)	(95)
Changes in non-cash operating working capital	6,424	3,075
Net cash provided by operating activities	107,378	85,912
Mineral rights and properties
Capital expenditures	(43,341)	(35,661)
Acquisition	(13,135)	(7,566)
Proceeds on disposals		295
Plant and equipment
Additions	(10,729)	(8,972)
Proceeds on disposals	74	51
Reclamation deposits
Paid	(293)	(460)
Refund		1,855
Other investments
Acquisition	(8,235)	(12,708)
Proceeds on disposals	1,362	19,301
Investment in associates	(5,313)	(7,131)
Net redemptions (purchases) of short-term investments	(27,233)	9,826
Principal received on lease receivable	217	196
Net cash used in investing activities	(106,626)	(40,974)
Related parties
Payments made		(744)
Repayments received	812	1,423
Principal payments on lease obligation	(637)	(563)
Non-controlling interests
Contribution		2,500
Distribution	(5,096)	(3,239)
Cash dividends distributed	(4,413)	(4,368)
Proceeds from issuance of common shares	1,908	3,538
Net cash used in financing activities	(7,426)	(1,453)
Effect of exchange rate changes on cash and cash equivalents	1,241	9,473
(Decrease) increase in cash and cash equivalents	(5,433)	52,958
Cash and cash equivalents, beginning of the year	118,735	65,777
Cash and cash equivalents, end of the year	113,302	118,735
Supplementary cash flow information